Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Sep. 30, 2024	Sep. 11, 2025	Sep. 30, 2024	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0	$ 0
Effective income tax rate, percent	0.00%	0.00%	0.00%	0.00%	0.00%
Deferred tax assets, net	$ 0					$ 0